CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit and Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2022		52,853	0
Beginning balance at Dec. 31, 2022	$ 117,626	$ 5	$ 0	$ 358,760	$ (241,139)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(48,896)				(48,896)
Stock-based compensation, net (in shares)		434
Stock-based compensation, net	3,876			3,876
Other comprehensive income	40				40
Ending balance (in shares) at Dec. 31, 2023		53,287	0
Ending balance at Dec. 31, 2023	72,646	$ 5	$ 0	362,636	(289,995)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(12,941)				(12,941)
Dividends declared	(5,478)				(5,478)
Stock-based compensation, net (in shares)		3,311
Stock-based compensation, net	3,872			3,872
Buyback of shares (in shares)			216
Buyback of shares	(251)		$ (251)
Ending balance (in shares) at Dec. 31, 2024		56,598	216
Ending balance at Dec. 31, 2024	$ 57,848	$ 5	$ (251)	$ 366,508	$ (308,414)